Note 15 - Stock-based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Outstanding Options, beginning (in shares) | shares	172,093,650
Outstanding Options, weighted average exercise price, beginning (in dollars per share) | $ / shares	$ 0.0611
Granted (in shares) | shares	22,228,550
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 0.1642
Exercised (in shares) | shares	(31,670,950)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0513
Forfeited or expired (in shares) | shares	(7,253,450)
Forfeited or expired, weighted average exercise price (in dollars per share) | $ / shares	$ 0.1133
Outstanding Options, ending (in shares) | shares	155,397,800
Outstanding Options, weighted average exercise price, beginning (in dollars per share) | $ / shares	$ 0.0755
Outstanding Options, weighted average remaining contractual life (Year)	3 years 7 months 9 days
Outstanding Options, aggregate intrinsic value | $	$ 4,678,202
Vested and Expected to Vest Options (in shares) | shares	144,959,889
Vested and Expected to Vest Options, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0716
Vested and Expected to Vest Options, weighted average remaining contractual life (Year)	3 years 4 months 13 days
Vested and Expected to Vest Options, aggregate intrinsic value | $	$ 4,587,846
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares) | shares	114,962,150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.0588
Exercisable Options, weighted average remaining contractual life (Year)	2 years 5 months 19 days
Exercisable Options on December 31, 2020 | $	$ 4,198,094